SCHEDULE OF RECONCILIATION OF PROVISION FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Loss before income tax expense	$ (3,151,499)	$ (3,156,995)	$ (2,068,061)
Taiwan statutory tax rate	20.00%	20.00%	20.00%
Computed income tax expense with Taiwan statutory tax rate	$ (630,300)	$ (631,399)	$ (413,612)
Tax effect of different tax rates in other jurisdictions	291,684	8,392	(29,619)
Tax effect of additional deduction for R&D expenses	(76,543)	(51,817)	(70,546)
Prior year true up			56,362
Non-taxable item	846	2,561	110,872
Exchange rate effect			(17,054)
Tax effect on deferred tax allowance	414,313	672,263	363,597
Total income tax expense